Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development	$ 764,192	$ 904,015	$ 2,907,827	$ 6,315,552	$ 5,288,580
General and administrative	132,941	2,750,922	2,042,704	8,985,351	2,386,469
Total operating expenses	897,133	3,654,937	4,950,531	15,300,903	7,675,049
Loss from operations	(897,133)	(3,654,937)	(4,950,531)	(15,300,903)	(7,675,049)
Other income (expense):
Gain from settlement of liabilities with vendors		141,888		3,339,223	8,144
Other expenses				(672,378)	(62,182)
Change in fair value of earnout liability	320,117	1,800,000		4,880,000	301,170
Share-based inducement expense			(156,250)
Interest income (expense), net	4,805	(14,434)	850	21,846	138,340
Total other income (expense), net	324,922	1,927,454	(155,400)	7,568,691	385,472
Net loss	(572,211)	(1,727,483)	(5,105,931)	(7,732,212)	(7,289,577)
Deemed dividends of Series A, B and C Preferred Stock			(264,144)	(2,508,000)
Deemed dividends related to Series C Common Warrants			(84,083)	(276,839)
Net loss attributable to common shareholders	$ (572,211)	$ (1,727,483)	$ (5,454,158)	$ (10,517,051)	$ (7,289,577)
Net loss per common share:
Basic (in Dollars per share)	$ (97.9)	$ (12.24)	$ (1.59)	$ (18.15)	$ (1,248.64)
Diluted (in Dollars per share)	$ (97.9)	$ (12.24)	$ (1.59)	$ (18.15)	$ (1,248.64)
Weighted average common shares outstanding:
Basic (in Shares)	5,845	141,125	3,427,616	579,432	5,838
Diluted (in Shares)	5,845	141,125	3,427,616	579,432	5,838